Assets/Liabilities for Insurance Contracts (Tables)	12 Months Ended
Dec. 31, 2020
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Assets Related to Insurance Contracts
Assets related to insurance contracts as of the indicated dates are detailed as follows:

Assets from Insurance Contracts	12.31.20	12.31.19
Premiums Receivable	1,857,975	1,576,061
Credits with Reinsurers	1,996	873
Fees Receivables	7,770	5,056
Others	17,649	26,527

Total	1,885,390	1,608,517

Liabilities Related to Insurance Contracts
Liabilities related to insurance contracts as of the indicated dates are detailed as follows:

Liabilities from Insurance Contracts	12.31.20	12.31.19
Debts with Insured Persons	535,743	813,836
Debts with Reinsurers	20,829	4,561
Debts with Co-insurers	1,525	1,999
Debts with Producers	371,664	411,691
Technical Commitments	1,114,124	1,112,838
Others	55,744	—
Pending Claims in charge of Reinsures	(38,653)	(345,517)

Total	2,060,976	1,999,408

Summary of Debts with Insureds

Debts with Insured Persons	12.31.20	12.31.19
Property & Casualty Insurance	245,028	539,816
Direct Administrative Insurance	135,738	436,307
Direct Insurance in Lawsuits	5,204	15,323
Direct Insurance in Mediation	1,957	2,184
Settled Claims Payable	5,802	7,635
Pending Claims, Active Reinsurance and Retrocession	3,348	2,868
Claims Incurred but not Reported (IBNR)	92,979	75,499
Life Insurance	290,715	273,773
Direct Administrative Insurance	223,359	239,264
Direct Insurance in Lawsuits	12,448	7,519
Direct Insurance in Mediation	7,988	8,901
Settled Claims Payable	26,487	568
Pending Claims, Active Reinsurance and Retrocession	11,949	9,394
Claims Incurred but not Reported (IBNR)	7,898	7,979
Redemptions Payable	586	148
Creditors for Premiums to be Refunded	—	—
Retirement Insurance	—	247
Annuities Payable in Arrears	—	11
Others	—	236

Total	535,743	813,836

Summary of Net Gross and Reinsurers Share for Amounts Arising from Insurance Contracts

Debt with Reinsurers and Coinsurance	Current Account	Reinstatement Premiums	Minimum Deposit Premium to Be Accrued	Deposits as Collateral	Unpaid Losses to Be Borne by Reinsurers	Total
Debts with Reinsurers	52,563	—	(31,734)	—	(38,653)	(17,824)
IBNR in charge of Reinsurers	—	—	—	—	—	—
Debts with Co-insurers	1,525	—	—	—	—	1,525

Total as of 12.31.20	54,088	—	(31,734)	—	(38,653)	(16,299)

Total as of 12.31.19	30,624	—	(24,064)	—	(345,517)	(338,957)

Summary of debts with producers

Debts with Producers	12.31.20	12.31.19
Checking Account—Producers	61,232	110,950
Fees for Premiums Receivable	291,724	259,132
Production Expenses Payable	18,708	41,609
Others	—	—

Total	371,664	411,691

Summary of Technical Commitments

Technical Commitments	12.31.20	12.31.19
Ongoing and Similar Risk	610,475	610,592
Premiums and Surcharges	567,071	591,720
Premiums on Passive Reinsurance	(13,979)	(19,727)
Active Reinsurance	57,383	38,472
Insufficient Premiums	—	127
Mathematical Reserves	503,649	502,246
Mathematical Reserves for Individual Life Insurance	154,345	157,074
Mathematical Reserves for Individual Retirement Insurance	113,185	92,209
Mathematical Reserves of Life Annuities	153,435	183,800
Provision for the Mathematical Reserve Recomposition	14	38
Fluctuation Funds	82,670	69,125

Total	1,114,124	1,112,838

Summary of Assumption Used for Current Estimates of Future Cash Flows Derived from Insurance Contract
Insurance liabilities were recorded according to the liability adequacy test, using the current estimates of future cash flows derived from insurance contracts. The assumptions used are as follows:

	12.31.20	12.31.19
Mortality Table	GAM 94	GAM 94
Investment (Discount) Rate	Products in USD: 14.77% annually	2.74%
	Products in Ps.: 7.85% annually
Life Insurance Reference Rate	75% of the projection of the BADLAR rate starting from 34.22% plus the correction according to Resolution 2020-321 of the Argentine Superintendency of Insurance.	Projection of Life Insurance Reference Rate based on CER proportion, starting from 1.19% for voluntary retirement, and 0.88% for Annuities.
Administrative Expenses	422.18 for voluntary retirement and 2640.45 for annuities	453 for voluntary retirement and 620 for annuities